Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024
C000074154
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Covenant Growth Fund
C000074155
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Covenant Income Fund
C000013702
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Covenant Balanced Growth Fund
C000074153
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Covenant Balanced Income Fund
Without Sales Load [Member] | C000074154
Average Annual Return [Line Items]
Average Annual Return, Percent	21.98%		13.78%	11.00%
Without Sales Load [Member] | C000074155
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%		(0.09%)	1.10%
Without Sales Load [Member] | C000013702
Average Annual Return [Line Items]
Average Annual Return, Percent	14.26%		8.37%	7.16%
Without Sales Load [Member] | C000074153
Average Annual Return [Line Items]
Average Annual Return, Percent	9.49%		4.83%	4.61%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Average Annual Return, Percent	23.13%		14.14%	12.15%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	2.63%		(0.23%)	1.35%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Average Annual Return, Percent	23.13%		14.14%	12.15%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 ™ Index (USD)
Average Annual Return, Percent	23.13%		14.14%	12.15%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	3.55%		0.22%	1.33%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	3.55%		0.22%	1.33%
60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	15.07%		8.74%	7.99%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	3.55%		0.22%	1.33%
35/65 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		35/65 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	10.18%		5.24%	5.27%